LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2016
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:
	September 30,
	2015	2016
	RMB	RMB
Land use rights	38,576	38,575
Accumulated amortization	(6,854)	(7,835)

Land use rights, net	31,722	30,740

Land use rights with net values of RMB18,519 and RMB17,867 have been pledged as collateral for bank loans as of September 30, 2015 and 2016. Amortization expenses for the years ended September 30, 2014, 2015 and 2016 were RMB1,027, RMB978 and RMB981, respectively.